N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Destination Architect 2.0 | RoyceCapitalFundRoyceSmallCapPortfolioInvestmentClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(9.20%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.33%